CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating loss	$ (348,746)	$ (477,617)	$ (198,892)
Adjustments for non-cash items
Amortization of intangible assets	776	246	43
Depreciation of property, plant and equipment	5,091	3,671	2,382
Provisions for employee benefits	260	76	64
Expense recognized in respect of share-based payments	179,366	96,932	44,236
Fair value gains on non-current financial assets at fair value through profit or loss	(11,152)	(2,951)	(1,214)
Non-cash revenue	(75,000)
Adjustments for non-cash items	(249,405)	(379,643)	(153,381)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(31,632)	21,961	(25,709)
(Increase)/decrease in inventories	(83,880)	(23,852)
(Increase)/decrease in other current assets	(30,990)	(16,189)	(5,788)
Increase/(decrease) in trade and other payables	134,892	50,537	53,729
Increase/(decrease) in deferred revenue - current	(46,327)	(40,441)	69,526
Movements in non-current assets/liabilities
(Increase)/decrease in other non-current assets	(13,975)	(10,299)	(6,224)
Increase/(decrease) in deferred revenue - non-current	(269,039)	2,655	224,492
Cash flows (used in)/from operating activities	(590,356)	(395,272)	156,645
Interest paid	(684)	(401)	(139)
Income taxes paid	(15,772)	(2,791)	(4,876)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	(606,812)	(398,463)	151,630
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(117,811)	(4,071)	(44,939)
Purchase of property, plant and equipment	(3,623)	(1,068)	(1,796)
(Increase)/decrease in financial assets - current	(228,239)	341,869	(792,655)
Interest received	2,603	7,962	6,122
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES	(347,070)	344,692	(833,267)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(3,855)	(2,550)	(1,515)
Proceeds from issue of new shares	1,091,326	813,186	755,641
Issue costs paid	(528)	(613)	(25,747)
Exchange gain from currency conversion on proceeds from issue of new shares	966	68
Proceeds from exercise of stock options	33,433	22,912	5,345
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES	1,121,342	833,003	733,726
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	167,460	779,232	52,088
Cash and cash equivalents at the beginning of the period	1,216,803	372,162	321,791
Exchange gains/(losses) on cash & cash equivalents	(49,587)	65,409	(1,717)
Cash and cash equivalents at the end of the period	$ 1,334,700	$ 1,216,803	$ 372,162